Fair Value of Financial Assets and Liabilities-Level 3 Reconciliation (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Level 3 Reconciliation
Assets at beginning of period		$ 32,561,437	$ 31,357,304
Assets at end of period	$ 51,351,567	35,617,447	32,561,437
Level 3
Level 3 Reconciliation
Assets at beginning of period		54,327	85,019
Gain (Loss) Recognized in Income		2,715	(4,193)
Gain (Loss) Recognized in Equity		(253)	1,133
Purchases		48,740	12,368
Sales		(56,582)	(39,376)
Transfer from Level 1 and 2			5,057
Transfer to Level 1 and 2		(4,971)	(5,681)
Assets at end of period		43,976	54,327
Level 3 | Financial assets held-for-trading
Level 3 Reconciliation
Assets at beginning of period		8,012	8,960
Gain (Loss) Recognized in Income		176	(7)
Purchases		48,740	7,446
Sales		(36,062)	(10,772)
Transfer from Level 1 and 2			2,385
Assets at end of period		20,866	8,012
Level 3 | Financial assets held-for-trading | Other instruments issued in Chile
Level 3 Reconciliation
Assets at beginning of period		8,012	8,960
Gain (Loss) Recognized in Income		176	(7)
Purchases		48,740	7,446
Sales		(36,062)	(10,772)
Transfer from Level 1 and 2			2,385
Assets at end of period		20,866	8,012
Level 3 | Financial assets available-for-sale
Level 3 Reconciliation
Assets at beginning of period		46,315	76,059
Gain (Loss) Recognized in Income			(4,186)
Gain (Loss) Recognized in Equity			1,133
Purchases			4,922
Sales			(28,604)
Transfer from Level 1 and 2			2,672
Transfer to Level 1 and 2			(5,681)
Assets at end of period			46,315
Level 3 | Financial assets available-for-sale | Other instruments issued in Chile
Level 3 Reconciliation
Assets at beginning of period		46,265	76,005
Gain (Loss) Recognized in Income			(4,186)
Gain (Loss) Recognized in Equity			1,137
Purchases			4,922
Sales			(28,604)
Transfer from Level 1 and 2			2,672
Transfer to Level 1 and 2			(5,681)
Assets at end of period			46,265
Level 3 | Financial assets available-for-sale | Instruments issued by foreign institutions
Level 3 Reconciliation
Assets at beginning of period		50	54
Gain (Loss) Recognized in Equity			(4)
Assets at end of period			50
Level 3 | Financial assets at fair value through other comprehensive income
Level 3 Reconciliation
Assets at beginning of period		46,315
Gain (Loss) Recognized in Income		2,539
Gain (Loss) Recognized in Equity		(253)
Sales		(20,520)
Transfer to Level 1 and 2		(4,971)
Assets at end of period		23,110	46,315
Level 3 | Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Debt instruments
Level 3 Reconciliation
Assets at beginning of period		46,265
Gain (Loss) Recognized in Income		2,539
Gain (Loss) Recognized in Equity		(292)
Sales		(20,520)
Transfer to Level 1 and 2		(4,971)
Assets at end of period		23,021	46,265
Level 3 | Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Trading equity instruments
Level 3 Reconciliation
Assets at beginning of period		50
Gain (Loss) Recognized in Equity		39
Assets at end of period		$ 89	$ 50